UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7486

        Nuveen Maryland Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            05/31

Date of reporting period:          08/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Maryland Premium Income Municipal Fund (NMY) August 31, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 2.0% (1.4% of Total Investments)
$3,160	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series	5/12 at 100.00	BBB	$3,263,806
	2002, 5.375%, 5/15/33

	Education and Civic Organizations - 19.6% (13.3% of Total Investments)
	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount St. Mary's College, Series
	2001A:
200	5.750%, 9/01/25	3/10 at 101.00	BBB	211,260
200	5.800%, 9/01/30	3/10 at 101.00	BBB	211,444
1,000	Hartford County, Maryland, Economic Development Revenue Bonds, Battelle Memorial Institute, Series	4/14 at 100.00	A+	1,063,490
	2004, 5.250%, 4/01/34
1,000	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Collegiate Housing	6/09 at 102.00	Baa3	1,061,470
	Foundation - Salisbury State University, Series 1999A, 6.000%, 6/01/19
	Maryland Economic Development Corporation, Utility Infrastructure Revenue Bonds, University of
	Maryland - College Park, Series 2001:
1,000	5.375%, 7/01/15 - AMBAC Insured	7/11 at 100.00	AAA	1,103,940
1,000	5.375%, 7/01/16 - AMBAC Insured	7/11 at 100.00	AAA	1,103,380
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Bullis School, Series
	2000:
750	5.250%, 7/01/25 - FSA Insured	1/11 at 101.00	AAA	815,347
500	5.250%, 7/01/30 - FSA Insured	1/11 at 101.00	AAA	535,140
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Refunding Bonds, Johns Hopkins	7/07 at 102.00	AA	1,590,135
	University, Series 1997, 5.625%, 7/01/27
1,460	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute	6/11 at 100.00	Baa1	1,548,739
	College of Art, Series 2001, 5.625%, 6/01/36
1,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College, Series	7/14 at 100.00	A-	1,307,738
	2004, 5.125%, 7/01/34
9,445	Morgan State University, Maryland, Student Tuition and Fee Revenue Refunding Bonds, Academic Fees	No Opt. Call	AAA	11,732,862
	and Auxiliary Facilities, Series 1993, 6.100%, 7/01/20 - MBIA Insured
	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2003A:
5,645	5.000%, 4/01/15	4/13 at 100.00	AA	6,188,783
2,680	5.000%, 4/01/19	4/13 at 100.00	AA	2,926,989

	Healthcare - 22.1% (14.9% of Total Investments)
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kaiser Permanente	6/09 at 101.00	A+	2,133,960
	System, Series 1998A, 5.375%, 7/01/15
760	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland	7/10 at 101.00	A3	854,217
	Medical System, Series 2000, 6.750%, 7/01/30
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins Hospital,	7/08 at 101.00	AAA	1,054,830
	Howard County General Hospital Acquisition, Series 1998, 5.000%, 7/01/19 - MBIA Insured
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Greater Baltimore	7/11 at 100.00	A+	1,543,050
	Medical Center, Series 2001, 5.000%, 7/01/34
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland	7/12 at 100.00	A	1,666,845
	Medical System, Series 2002, 6.000%, 7/01/22

3,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County General	7/12 at 100.00	Baa1	3,466,613
	Hospital, Series 2002, 5.800%, 7/01/32
1,400	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial	7/12 at 100.00	Baa1	1,453,816
	Hospital, Series 2002, 5.125%, 7/01/35
3,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of Cecil	7/12 at 100.00	A3	3,491,475
	County, Series 2002, 5.625%, 7/01/32
3,800	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kennedy Krieger	7/13 at 100.00	Baa2	3,983,084
	Institute, Series 2003, 5.500%, 7/01/33
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland	7/13 at 100.00	AAA	1,083,690
	Medical System, Series 2004B, 5.000%, 7/01/24 - AMBAC Insured
1,750	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health, Series	8/14 at 100.00	Baa1	1,872,465
	2004, 5.375%, 8/15/24
1,540	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/14 at 100.00	A	1,611,133
	System, Series 2004A, 5.125%, 7/01/34
1,525	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Memorial	7/14 at 100.00	A2	1,643,691
	Hospital, Series 2004, 5.500%, 7/01/36
1,665	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Civista Medical Center,	7/14 at 100.00	AA	1,718,280
	Series 2005, 5.000%, 7/01/37 - RAAI Insured
	Prince George's County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994:
3,080	5.375%, 7/01/14	1/06 at 101.00	B3	2,782,287
6,000	5.300%, 7/01/24	1/06 at 101.00	B3	5,023,620

	Housing/Multifamily - 17.0% (11.5% of Total Investments)
	Howard County, Maryland, FHA-Insured Mortgage Revenue Refunding Bonds, Normandy Woods III
	Apartments, Series 1996A:
700	6.000%, 7/01/17	7/06 at 102.00	AAA	722,519
2,000	6.100%, 7/01/25	7/06 at 102.00	AAA	2,062,740
2,500	Maryland Community Development Administration, Housing Revenue Bonds, Series 1999A, 5.350%,	1/09 at 101.00	Aa2	2,566,950
	7/01/41 (Alternative Minimum Tax)
880	Maryland Community Development Administration, Housing Revenue Bonds, Series 1999B, 6.250%,	1/10 at 100.00	Aa2	929,843
	7/01/32 (Alternative Minimum Tax)
1,450	Maryland Community Development Administration, FNMA Multifamily Development Revenue Bonds,	2/11 at 101.00	Aaa	1,548,963
	Edgewater Village Apartments, Series 2000B, 5.800%, 8/01/20 (Alternative Minimum Tax)
2,250	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Collegiate Housing	6/09 at 102.00	Baa2	2,357,843
	Foundation - College Park, Series 1999A, 5.750%, 6/01/24
1,000	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland -	10/13 at 100.00	Baa3	1,079,000
	Baltimore, Series 2003A, 5.625%, 10/01/23
2,000	Montgomery County Housing Opportunities Commission, Maryland, GNMA/FHA-Insured Multifamily Housing	1/06 at 102.00	Aa2	2,042,660
	Revenue Bonds, Series 1995A, 5.900%, 7/01/15
1,500	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development	7/06 at 102.00	Aaa	1,546,215
	Bonds, Series 1996B, 5.900%, 7/01/26
3,830	Montgomery County Housing Opportunities Commission, Maryland, FNMA/FHA-Insured Multifamily Housing	7/08 at 101.00	Aaa	3,927,512
	Development Bonds, Series 1998A, 5.200%, 7/01/30
2,000	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development	7/10 at 100.00	Aaa	2,107,640
	Bonds, Series 2000A, 6.100%, 7/01/30
	Prince George's County Housing Authority, Maryland, GNMA Collateralized Mortgage Revenue Refunding
	Bonds, Overlook Apartments, Series 1995A:
2,000	5.700%, 12/20/15	12/05 at 102.00	AAA	2,049,060
1,670	5.750%, 12/20/19	12/05 at 102.00	AAA	1,709,763
970	Prince George's County Housing Authority, Maryland, GNMA Collateralized Mortgage Revenue Refunding	11/05 at 100.00	AAA	970,834
	Bonds, Foxglenn Apartments, Series 1998A, 5.450%, 11/20/14 (Alternative Minimum Tax)

540	Prince George's County Housing Authority, Maryland, GNMA Collateralized Mortgage Revenue Bonds,	9/09 at 102.00	AAA	573,809
	University Landing Apartments, Series 1999, 6.100%, 3/20/41 (Alternative Minimum Tax)
1,000	Salisbury, Maryland, FHA-Insured Mortgage Revenue Refunding Bonds, College Lane Apartments, Series	12/05 at 101.00	AAA	1,021,370
	1995A, 6.600%, 12/01/26

	Housing/Single Family - 0.6% (0.4% of Total Investments)
635	Prince George's County Housing Authority, Maryland, FHLMC/FNMA/GNMA Collateralized Single Family	8/07 at 102.00	AA	642,918
	Mortgage Revenue Bonds, Series 1997A, 5.625%, 8/01/17 (Alternative Minimum Tax)
45	Prince George's County Housing Authority, Maryland, FHLMC/FNMA/GNMA Collateralized Single Family	8/10 at 100.00	AAA	47,155
	Mortgage Revenue Bonds, Series 2000A, 6.150%, 8/01/19 (Alternative Minimum Tax)
330	Puerto Rico Housing Finance Authority, Mortgage-Backed Securities Program Home Mortgage Revenue	6/13 at 100.00	AAA	333,115
	Bonds, Series 2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)

	Long-Term Care - 1.8% (1.2% of Total Investments)
1,000	Carroll County, Maryland, Revenue Refunding Bonds, EMA Obligated Group, Series 1999A, 5.625%,	1/09 at 101.00	AA	1,068,800
	1/01/25 - RAAI Insured
1,695	Maryland Economic Development Corporation, Health and Mental Hygiene Providers Revenue Bonds,	4/11 at 102.00	N/R	1,814,091
	Series 1996A, 7.625%, 4/01/21

	Tax Obligation/General - 35.6% (24.1% of Total Investments)
4,000	Anne Arundel County, Maryland, General Obligation Bonds, Series 2003, 5.000%, 3/01/13	No Opt. Call	AA+	4,433,120
2,030	Anne Arundel County, Maryland, General Obligation Bonds, Series 2004, 5.000%, 4/01/16	4/14 at 100.00	AA+	2,235,822
	Baltimore County, Maryland, Metropolitan District Special Assessment Bonds, 67th Issue:
2,500	5.000%, 6/01/25	6/11 at 101.00	AAA	2,683,025
3,500	5.000%, 6/01/26	6/11 at 101.00	AAA	3,723,475
1,000	Baltimore, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 1989B,	No Opt. Call	A+	1,117,880
	7.150%, 10/15/08
1,540	Baltimore, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2004A,	10/14 at 100.00	AAA	1,675,705
	5.000%, 10/15/22 - AMBAC Insured
1,000	Charles County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2005,	No Opt. Call	AA	1,099,830
	5.000%, 3/01/12
	Frederick County, Maryland, General Obligation Public Facilities Bonds, Series 2002:
1,000	5.000%, 11/01/21	11/12 at 101.00	AA	1,095,700
1,000	5.000%, 11/01/22	11/12 at 101.00	AA	1,093,320
615	Frederick County, Maryland, Special Obligation Bonds, Villages of Lake Linganore Community	7/10 at 102.00	AA	675,940
	Development Authority, Series 2001A, 5.700%, 7/01/29 - RAAI Insured
	Howard County, Maryland, Consolidated Public Improvement Bonds, Series 2004B:
735	5.000%, 8/15/16	2/14 at 100.00	AAA	810,271
1,625	5.000%, 8/15/17	2/14 at 100.00	AAA	1,786,444
1,180	5.000%, 8/15/19	2/14 at 100.00	AAA	1,290,932
1,725	Howard County, Maryland, Metropolitan District Refunding Bonds, Series 2002A, 5.250%, 8/15/18	2/12 at 100.00	AAA	1,899,622
1,190	Maryland National Capital Park Planning Commission, Prince George's County, General Obligation	1/14 at 100.00	AA	1,304,502
	Bonds, Park Acquisition and Development, Series 2004EE-2, 5.000%, 1/15/17
2,500	Maryland, General Obligation Bonds, Series 2005, 5.000%, 8/01/17	8/15 at 100.00	AAA	2,786,325
	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Refunding Bonds,
	Series 2001:
1,750	5.250%, 10/01/13	10/11 at 101.00	AAA	1,947,908
2,000	5.250%, 10/01/18	10/11 at 101.00	AAA	2,211,640
2,000	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	No Opt. Call	AAA	2,222,160
	2004A, 5.000%, 4/01/13
3,520	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	No Opt. Call	AAA	3,957,466
	2005A, 5.000%, 7/01/15

925	Northern Mariana Islands, General Obligation Bonds, Series 2000A, 6.000%, 6/01/20 - ACA Insured	6/10 at 100.00	A	988,362
1,000	Prince George's County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series	12/11 at 101.00	AAA	1,100,740
	2001, 5.250%, 12/01/20 - FGIC Insured
2,000	Prince George's County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series	9/12 at 101.00	AA	2,029,440
	2002, 4.100%, 9/15/19
5,770	Prince George's County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series	10/13 at 100.00	AA	6,336,268
	2003A, 5.000%, 10/01/18
2,255	Prince George's County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series	No Opt. Call	AA	2,475,133
	2004C, 5.000%, 12/01/11
	Washington Suburban Sanitary District, Montgomery and Prince George's Counties, Maryland, Sewerage
	Disposal Bonds, Series 2005:
1,235	5.000%, 6/01/23	6/15 at 100.00	AAA	1,353,152
1,235	5.000%, 6/01/24	6/15 at 100.00	AAA	1,350,003
1,235	5.000%, 6/01/25	6/15 at 100.00	AAA	1,347,904

	Tax Obligation/Limited - 18.4% (12.5% of Total Investments)
	Baltimore Board of School Commissioners, Maryland, Revenue Bonds, City Public School System, Series
	2003A:
1,500	5.000%, 5/01/16	5/13 at 100.00	AA+	1,643,745
1,000	5.000%, 5/01/18	5/13 at 100.00	AA+	1,093,720
300	Baltimore, Maryland, Special Obligation Bonds, North Locust Point Project, Series 2005, 5.500%,	9/15 at 101.00	N/R	304,452
	9/01/34
900	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2004,	7/14 at 102.00	N/R	940,158
	5.750%, 7/01/34
4,250	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2002,	No Opt. Call	AA	4,948,148
	5.500%, 2/01/16
2,000	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2004,	No Opt. Call	AA	2,213,560
	5.000%, 5/01/13
1,875	Maryland Economic Development Corporation, Lease Revenue Bonds, Department of Transportation	6/12 at 100.50	AA+	2,087,869
	Headquarters Building, Series 2002, 5.375%, 6/01/19
	Maryland Department of Transportation, Certificates of Participation, Mass Transit Administration
	Project, Series 2000:
875	5.500%, 10/15/19 (Alternative Minimum Tax)	10/10 at 101.00	AA+	951,038
925	5.500%, 10/15/20 (Alternative Minimum Tax)	10/10 at 101.00	AA+	1,005,383
1,700	Maryland Stadium Authority, Lease Revenue Bonds, Montgomery County Conference Center Facilities,	6/13 at 100.00	AA+	1,841,933
	Series 2003, 5.000%, 6/15/24
2,455	Maryland Stadium Authority, Lease Revenue Bonds, Sports Facilities, Series 1996, 5.750%, 3/01/18 -	3/06 at 101.00	AAA	2,515,098
	AMBAC Insured
1,000	Montgomery County, Maryland, Lease Revenue Bonds, Metrorail Garage, Series 2002, 5.000%, 6/01/21	6/12 at 100.00	AA	1,075,110
675	Montgomery County, Maryland, Special Obligation Bonds, West Germantown Development District, Senior	7/12 at 101.00	AA	730,067
	Series 2002A, 5.500%, 7/01/27 - RAAI Insured
635	New Baltimore City Board of School Commissioners, Maryland, School System Revenue Bonds, Series	11/10 at 100.00	AA+	690,143
	2000, 5.125%, 11/01/15
1,000	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 1996Y, 5.500%,	7/16 at 100.00	A	1,122,530
	7/01/36
1,500	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%,	No Opt. Call	AAA	1,778,535
	7/01/19 - MBIA Insured
2,100	Puerto Rico Municipal Finance Agency, Series 2002A, 5.250%, 8/01/21 - FSA Insured	8/12 at 100.00	AAA	2,313,129
2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.500%,	10/10 at 101.00	BBB	2,266,900
	10/01/24

	Transportation - 4.3% (2.9% of Total Investments)
1,060	Baltimore, Maryland, Revenue Refunding Bonds, Parking System Facilities, Series 1998A, 5.250%,	No Opt. Call	AAA	1,209,142
	7/01/17 - FGIC Insured
	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds,
	Johns Hopkins Medical Institution, Series 2004B:
355	5.000%, 7/01/13 - AMBAC Insured	No Opt. Call	AAA	391,831
380	5.000%, 7/01/14 - AMBAC Insured	No Opt. Call	AAA	421,599
2,075	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series	6/06 at 102.00	CCC	1,633,108
	1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)
3,000	District of Columbia Metropolitan Area Transit Authority, Gross Revenue Bonds, Series 2003,	No Opt. Call	AAA	3,293,700
	5.000%, 1/01/12 - MBIA Insured

	U.S. Guaranteed *** - 16.1% (10.9% of Total Investments)
2,500	Baltimore County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2002,	8/12 at 100.00	AAA	2,759,550
	5.000%, 8/01/18 (Pre-refunded to 8/01/12)
2,000	Baltimore, Maryland, Revenue Refunding Bonds, Water Projects, Series 1998A, 5.000%, 7/01/28 - FGIC	No Opt. Call	AAA	2,197,280
	Insured
2,000	Baltimore, Maryland, Revenue Refunding Bonds, Water System Projects, Series 1994A, 5.000%,	No Opt. Call	AAA	2,261,320
	7/01/24 - FGIC Insured
745	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	791,712
	5.750%, 7/01/20 (Pre-refunded to 7/01/10)
3,000	Frederick County, Maryland, General Obligation Public Facilities Bonds, Series 1999, 5.250%,	7/09 at 101.00	AAA	3,266,490
	7/01/18 (Pre-refunded to 7/01/09)
2,550	Gaithersburg, Maryland, Hospital Facilities Revenue Refunding and Improvement Bonds, Shady Grove	No Opt. Call	AAA	2,915,492
	Adventist Hospital, Series 1995, 6.500%, 9/01/12 - FSA Insured
575	Howard County, Maryland, Consolidated Public Improvement Refunding Bonds, Series 2002A, 5.250%,	2/12 at 100.00	AAA	640,055
	8/15/18 (Pre-refunded to 2/15/12)
	Howard County, Maryland, Consolidated Public Improvement Refunding Bonds, Series 2003A:
1,720	5.000%, 8/15/17 (Pre-refunded to 8/15/12)	8/12 at 100.00	AAA	1,899,258
1,000	5.000%, 8/15/22 (Pre-refunded to 8/15/12)	8/12 at 100.00	AAA	1,104,220
145	Howard County, Maryland, Metropolitan District Refunding Bonds, Series 2002A, 5.250%, 8/15/18	2/12 at 100.00	AAA	161,405
	(Pre-refunded to 2/15/12)
3,125	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Howard County General	1/06 at 100.00	Aaa	3,276,653
	Hospital, Series 1993, 5.500%, 7/01/25
3,135	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health, Series	No Opt. Call	AAA	3,493,863
	1997, 5.000%, 7/01/27 - AMBAC Insured
1,000	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A, 5.500%,	10/10 at 101.00	AAA	1,115,350
	10/01/20

	Utilities - 8.9% (6.0% of Total Investments)
6,500	Calvert County, Maryland, Pollution Control Revenue Refunding Bonds, Baltimore Gas and Electric	1/06 at 101.00	A2	6,629,740
	Company, Series 1993, 5.550%, 7/15/14
2,500	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	9/05 at 102.00	N/R	2,550,000
	7.400%, 9/01/19 (Alternative Minimum Tax)
5,000	Prince George's County, Maryland, Pollution Control Revenue Refunding Bonds, Potomac Electric Power	No Opt. Call	A-	5,097,500
	Company, Series 1993, 6.375%, 1/15/23

	Water and Sewer - 1.3% (0.9% of Total Investments)
1,000	Baltimore, Maryland, Revenue Refunding Bonds, Water System Projects, Series 1994A, 5.000%,	No Opt. Call	AAA	1,133,510
	7/01/24 - FGIC Insured
860	Maryland Water Quality Financing Administration, Revolving Loan Fund Revenue Bonds, Series 2005A,	No Opt. Call	AAA	967,130
	5.000%, 9/01/15

$220,785	Total Long-Term Investments (cost $225,134,799) - 147.7%	$236,933,894

	Other Assets Less Liabilities - 1.6%	2,584,982

	Preferred Shares, at Liquidation Value - (49.3)%	(79,100,000)

	Net Assets Applicable to Common Shares - 100%	$160,418,876

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.
N/R	Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal  income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on investment transactions.

At August 31, 2005, the cost of investments was $224,938,653.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2005, were as follows:

Gross unrealized:
Appreciation	$12,694,713
Depreciation	(699,472)

Net unrealized appreciation of investments	$11,995,241

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Maryland Premium Income Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         10/28/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         10/28/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         10/28/05

* Print the name and title of each signing officer under his or her signature.